Shareholders' Equity - Additional Information (Details)		6 Months Ended
	Oct. 02, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) Vote
Class Of Stock [Line Items]
Number of votes per ordinary shares | Vote		1
Dividends		$ 0
American Depositary Shares
Class Of Stock [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses	$ 77,400,000
American Depositary Shares | Nightstar Therapeutics Limited
Class Of Stock [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses	$ 2,900,000
American Depositary Shares | IPO
Class Of Stock [Line Items]
Issuance of ordinary shares, shares | shares	6,164,000
Price per share | $ / shares	$ 14.00